Shareholder Report, Average Annual Return (Details) 194700_Overlay Shares Foreign Equity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Overlay Shares Foreign Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Foreign Equity ETF NAV
Average Annual Return, Percent	26.78%	9.19%	9.38%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	27.35%	9.37%	11.03%